Investment in Equity Accounted Joint Venture - Additional Information (Detail)	Jan. 30, 2018
Ethylene Marine Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal	50.00%